Investment Securities - Contractual Maturities of Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Due in one year or less, Amortized Cost	$ 2,635
Due after one year through five years, Amortized Cost	248
Due after five years through ten years, Amortized Cost	37,471
Due after ten years, Amortized Cost	13,024
Total investment securities, excluding mortgage-backed securities, Amortized Cost	53,378
Total investment securities, Amortized Cost	300,028	$ 285,838
Due in one year or less, Estimated Fair Value	2,635
Due after one year through five years, Estimated Fair Value	248
Due after five years through ten years, Estimated Fair Value	37,319
Due after ten years, Estimated Fair Value	10,826
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	51,028
Total investment securities, Estimated Fair Value	295,686	282,875
Due in one year or less, Amortized Cost	250
Total investment securities, excluding mortgage-backed securities, Amortized Cost	250
Total investment securities, Amortized Cost	250	250
Due in one year or less, Estimated Fair Value	250
Total investment securities, excluding mortgage-backed securities, Estimated Fair Value	250
Total investment securities, Estimated Fair Value	250	250
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	246,535	205,586
Total investment securities, Estimated Fair Value	244,544	205,512
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Total investment securities, Amortized Cost	115	183
Total investment securities, Estimated Fair Value	$ 114	$ 182